Short-Term Investments (Tables)	12 Months Ended
May 31, 2026
Investments, Debt and Equity Securities [Abstract]
Summary of Short-Term Investments
Short-term investments consisted of the following:

	As of May 31,
	2025	2026
	US$	US$
Wealth management products measured at fair value	1,744,835	2,166,493
Trading securities	128,667	205,797

	1,873,502	2,372,290